Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Breakdown of Borrowings
This note provides a breakdown of borrowings in place as at December 31, 2023 and 2022.

(in €‘000)	Interest rate	Maturity	December 31, 2023	December 31, 2022
Renewed facility	Euribor* + 3.9%**	December 19, 2027	350,722	269,033
Total***			350,722	269,033
*The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**The margin of 3.9% will increase by 0.2% for the first time in December 2025.
***During the year ended December 31, 2022, the Group had an old facility, which was settled with the proceeds from the renewed facility. In addition, the Group had two shareholder loans, which were either settled or converted to equity during the year ended December 31, 2022. Refer to the paragraphs below for details.

Summary of Carrying Amount of Assets Pledged
The carrying amount of assets pledged as security for the renewed facility are as follows:

(in €‘000)	December 31, 2023	December 31, 2022
Current assets
Floating charge
Cash and cash equivalents	40,628	56,317
Trade receivables	7,178	—
Other receivables	—	—
Total current assets pledged as security	47,806	56,317

Non-current assets
Floating charge
Non-current other financial assets	10,500	10,500
Total current assets pledged as security	10,500	10,500

Total assets pledged as security	58,306	66,817

Summary of Movements in Liabilities from Financing Activities
The movements in liabilities from financing activities in 2023 and 2022 have been as follows:

(in €‘000)	Renewed facility	Old facility (senior debt)	Shareholder loans (1)	Shareholder loan (2)	Lease liabilities	Total
As at January 1, 2022	—	112,935	100,193	—	31,617	244,745
Proceeds from borrowings	109,210	50,000	—	—	—	159,210
Transaction fees	(9,200)	(1,505)	—	—	—	(10,705)
Net settlement of old facility against renewed facility	170,000	(170,000)	—	—	—	—
Payment of old facility break costs	—	(46)	—	—	—	(46)
Acquisition of Mega-E	—	—	—	23,398	11,055	34,453
Acquisition of MOMA	—	—	—	—	1,594	1,594
Settlement of borrowings	—	—	—	(23,403)	—	(23,403)
Loss on modification of old facility	—	1,730	—	—	—	1,730
Loss on extinguishment of old facility	—	2,832	—	—	—	2,832
Conversion to equity	—	—	(101,931)	—	—	(101,931)
Payment of principal portion of lease liabilities	—	—	—	—	(5,227)	(5,227)
New leases	—	—	—	—	11,607	11,607
Termination of leases	—	—	—	—	(88)	(88)
Foreign exchange adjustments	—	—	—	—	766	766
Other changes	(977)	4,054	1,738	5	—	4,820
As at December 31, 2022	269,033	—	—	—	51,324	320,357
Proceeds from borrowings	82,400	—	—	—	—	82,400
Transaction fees*	(624)	—	—	—	—	(624)
Payment of principal portion of lease liabilities	—	—	—	—	(4,692)	(4,692)
New leases	—	—	—	—	37,932	37,932
Termination of leases	—	—	—	—	(393)	(393)
Foreign exchange adjustments	—	—	—	—	(684)	(684)
Other changes	(87)	—	—	—	3	(84)
As at December 31, 2023	350,722	—	—	—	83,490	434,212
*The transaction costs on borrowings as displayed in the consolidated statement of cash flows of €1,576 thousand do not reconcile to the transaction fees disclosed above for the year ended December 31, 2023 as they also include the cash payment of transaction costs incurred in the previous period on the refinancing of the facility and shown as payables in the prior period of €952 thousand.